UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.12

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005



Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   05/09/12
[Signature]        [City, State]   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:None

[If there are no entries in this list, omit this section.]
Form 13F File Number
28-14205




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total:28
Form 13F Information Table Value Total:3,225,175

 (thousands (x$1000))

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
APPLE INC			COM		 037833100	16050		30000	  SH	CALL	SOLE			  1500		    28500
BARRICK GOLD CORP		COM		 067901108	4000		80000	  SH	CALL	SOLE			  4000 		    76000
DEERE & CO			COM		 244199105	3981		47500	  SH	CALL	SOLE			  2400		    45100
FOSTER WHEELER AG		COM		 H27178104	3146		121000	  SH	CALL	SOLE			  6000		    115000
ISHARES TR			BARCLYS TIPS BD	 464287176	1292		10980	  SH		SOLE					    10980
ISHARES TR			MSCI EMERG MKT	 464287234	2498		58180	  SH		SOLE					    58180
ISHARES TR			NASDQ BIO INDX	 464287556	3766		30540	  SH		SOLE					    30540
ISHARES TR			S&P GLO INFRAS	 464288372	329		9280	  SH		SOLE					    9280
ISHARES TR			RUSSELL 2000	 464287655	114		1380	  SH		SOLE					    1380
LABORATORY CORP AMER HLDGS	COM NEW		 50540R409	1278		14200	  SH	CALL	SOLE			  700 		    13500
MARKET VECTORS ETF TR		AGRIBUS ETF	 57060U605	2993		56650	  SH		SOLE					    56650
NETAPP INC			COM		 64110D104	511	 	11100	  SH	PUT	SOLE			  		    11100
NEWMONT MINING CORP		COM		 651639106	4375		70000	  SH	CALL	SOLE			  3500		    66500
NII HLDGS INC			CL B NEW	 62913F201	3662		200000	  SH		SOLE			  9900		    190100
MARKET VECTORS ETF TR		OIL SVCS ETF	 57060U191	2474		60900	  SH		SOLE					    60900
ORACLE CORP			COM		 68389X105	3639		121300	  SH	CALL	SOLE			  6100 		    115200
MARKET VECTORS ETF TR		BIOTECH ETF	 57060U183	2477		64400	  SH		SOLE			   		    64400
POWERSHARES QQQ TRUST           UNIT SER 1	 73935A104	8140		120500	  SH 		SOLE					    120500
SELECT SECTOR SPDR TR		SBI INT-ENERGY	 81369Y506	2848		39700	  SH		SOLE					    39700
SELECT SECTOR SPDR TR		SBI INT-FINL	 81369Y605	2706		171500	  SH		SOLE					    171500
SELECT SECTOR SPDR TR		SBI INT-UTILS	 81369Y886	6620		188870	  SH		SOLE					    188870
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	564627		4012415	  SH		SOLE			  192000	    3820415
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	2573981		19096100  SH	PUT	SOLE					    19096100
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP	 78467Y107	1200		6640	  SH		SOLE					    6640
SPDR SERIES TRUST		S&P METALS MNG 	 78464A755	2311		46500	  SH		SOLE					    46500
SPDR SERIES TRUST		S&P HOMEBUILD	 78464A888	1813 		85000	  SH		SOLE					    85000
VANGUARD BD INDEX FD INC	INTERMED TERM	 921937819	737		8475	  SH		SOLE					    8475
YAHOO INC			COM		 984332106	3607		237000	  SH		SOLE					    237000